Federated Hermes Prudent Bear Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—83.0%
		U.S. Treasury Bills—83.0%
$60,000,000	[1]	United States Treasury Bill, 4.970%, 12/26/2024	$ 58,484,082
60,000,000	[1,2]	United States Treasury Bill, 5.140%, 10/3/2024	59,186,166
		TOTAL U.S. TREASURIES (IDENTIFIED COST $117,707,286)	117,670,248
		COMMON STOCKS—10.7%
		Communication Services—1.1%
2,000	[3]	Alphabet, Inc., Class A	364,300
1,200	[3]	Baidu, Inc., ADR	103,776
1,800	[3]	Ibotta, Inc.	135,288
12,500	[3]	Integral Ad Science Holding Corp.	121,500
5,000	[3]	Match Group, Inc.	151,900
600		Meta Platforms, Inc.	302,532
3,000	[3]	Pinterest, Inc.	132,210
5,000		Verizon Communications, Inc.	206,200
		TOTAL	1,517,706
		Consumer Discretionary—0.7%
1,200	[3]	Alibaba Group Holding Ltd., ADR	86,400
2,000	[3]	Amazon.com, Inc.	386,500
1,300	[3]	DoorDash, Inc.	141,414
3,000	[3]	Etsy, Inc.	176,940
10,000	[3]	Portillo’s, Inc.	97,200
8,500	[3]	Savers Value Village, Inc.	104,040
		TOTAL	992,494
		Consumer Staples—0.9%
5,000		Altria Group, Inc.	227,750
3,000	[3]	BBB Foods, Inc.	71,580
6,000	[3]	Grocery Outlet Holding Corp.	132,720
1,500		Kimberly-Clark Corp.	207,300
1,600	[3]	Oddity Tech Ltd.	62,816
3,000		Sysco Corp.	214,170
1,600		Target Corp.	236,864
2,300		WalMart, Inc.	155,733
		TOTAL	1,308,933
		Energy—0.3%
1,000		Cheniere Energy, Inc.	174,830
4,000		Devon Energy Corp.	189,600
3,750		TXO Partners, LP	75,600
		TOTAL	440,030
		Financials—1.2%
650		American Express Co.	150,507
350		Ameriprise Financial, Inc.	149,517
6,000		Corebridge Financial, Inc.	174,720
1,100	[3]	Fiserv, Inc.	163,944
2,500		Hartford Financial Services Group, Inc.	251,350
750		JPMorgan Chase & Co.	151,695

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,820	[3]	Marex Group PLC	$ 36,400
25,000	[3]	Oportun Financial Corp.	72,500
3,000	[3]	PayPal Holdings, Inc.	174,090
1,200		PNC Financial Services Group, Inc.	186,576
900		Visa, Inc., Class A	236,223
		TOTAL	1,747,522
		Health Care—2.1%
3,500	[3]	10X Genomics, Inc.	68,075
1,600		AbbVie, Inc.	274,432
35,000	[3]	AbCellera Biologics, Inc.	103,600
25,000	[3]	Adaptive Biotechnologies Corp.	90,500
6,000	[3]	Alto Neuroscience, Inc.	64,140
2,500	[3]	Amphastar Pharmaceuticals, Inc.	100,000
2,500	[3]	Bridgebio Pharma, Inc.	63,325
7,000		Bristol-Myers Squibb Co.	290,710
2,000	[3]	Dexcom, Inc.	226,760
10,000	[3]	Dynavax Technologies Corp.	112,300
12,500	[3]	Ex Scientia Ltd., ADR	63,750
5,000	[3]	Inmode Ltd.	91,200
8,000	[3]	Kyverna Therapeutics, Inc.	60,000
2,500	[3]	Legend Biotech Corp., ADR	110,725
2,200		Merck & Co., Inc.	272,360
6,000	[3]	Mineralys Therapeutics, Inc.	70,200
3,000	[3]	Mirum Pharmaceuticals, Inc.	102,570
4,500	[3]	Progyny, Inc.	128,745
7,000		Royalty Pharma PLC	184,590
34,000	[3]	Sagimet Biosciences, Inc.	116,280
3,000	[3]	Schrodinger, Inc.	58,020
35,000	[3]	SOPHiA GENETICS S.A.	160,300
8,000	[3]	Waystar Holding Corp.	172,000
		TOTAL	2,984,582
		Industrials—0.8%
2,000		AECOM	176,280
25,000	[3]	Astroscale Holdings, Inc.	153,210
5,000		Delta Air Lines, Inc.	237,200
4,000		KBR, Inc.	256,560
200		Parker-Hannifin Corp.	101,162
8,000	[3]	Proficient Auto Logistics, Inc.	128,480
10,000	[3]	Shoals Technologies Group, Inc.	62,400
		TOTAL	1,115,292
		Information Technology—2.3%
300	[3]	Adobe, Inc.	166,662
8,000	[3]	Arteris, Inc.	60,080
28,000	[3]	Cambium Networks Corp.	78,120
25,000	[3]	Cerence, Inc.	70,750
4,000	[3]	DocuSign, Inc.	214,000
7,500	[3]	Exosens SAS	170,361
20,000	[3]	Gauzy Ltd.	240,400
1,400		NVIDIA Corp.	172,956

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,000		Qualcomm, Inc.	$ 199,180
200,000	[3]	Raspberry Pi Ltd.	1,012,544
800	[3]	Salesforce, Inc.	205,680
6,000	[3]	Silvaco Group, Inc.	107,880
10,000	[3]	Telos Corp.	40,200
6,000	[3]	Teradata Corp.	207,360
12,000	[3]	UiPath, Inc.	152,160
1,000	[3]	Zscaler, Inc.	192,190
		TOTAL	3,290,523
		Materials—0.3%
10,000	[3]	Cleveland-Cliffs, Inc.	153,900
13,000	[3]	Lithium Royalty Corp.	62,717
2,000		LyondellBasell Industries N.V.	191,320
		TOTAL	407,937
		Real Estate—0.4%
16,000		Host Hotels & Resorts, Inc.	287,680
1,000		Public Storage	287,650
		TOTAL	575,330
		Utilities—0.6%
2,000		Entergy Corp.	214,000
4,000		National Fuel Gas Co.	216,760
10,000		UGI Corp.	229,000
2,000		Vistra Corp.	171,960
		TOTAL	831,720
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,938,521)	15,212,069
	[3]	PURCHASED PUT OPTIONS—0.2%
250		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $13,605,500, Exercise Price $530, Expiration Date 7/5/2024	3,875
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $27,211,000, Exercise Price $505, Expiration Date 7/19/2024	15,250
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $27,211,000, Exercise Price $515, Expiration Date 7/19/2024	24,750
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $27,211,000, Exercise Price $520, Expiration Date 8/16/2024	113,250
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $27,211,000, Exercise Price $520, Expiration Date 8/2/2024	74,750
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $27,211,000, Exercise Price $530, Expiration Date 7/12/2024	39,000
1,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $54,422,000, Exercise Price $490, Expiration Date 7/19/2024	18,500
1,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $54,422,000, Exercise Price $520, Expiration Date 7/5/2024	6,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $656,464)	295,875
		INVESTMENT COMPANY—5.6%
7,881,263		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[4] (IDENTIFIED COST $7,881,263)	7,881,263
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $142,183,534)	141,059,455
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	697,963
		TOTAL NET ASSETS—100%	$141,757,418
SECURITIES SOLD SHORT—(57.0)%
Shares		Value
	Broad Equity Index—(49.3)%
12,000	ARK Fintech Innovation ETF	$ 334,320
8,000	ARK Innovation ETF	351,600

Shares			Value
		Broad Equity Index—continued
7,000		iShares MSCI Canada Index Fund	$ 259,630
3,000		iShares MSCI Japan ETF	204,720
6,000		iShares MSCI United Kingdom	209,280
1,500		iShares Russell 2000 ETF	304,335
124,000		S&P Depositary Receipts Trust	67,483,280
1,200		SPDR Dow Jones Industrial Average ETF Trust	469,356
4,700		Vanguard European ETF	313,819
		TOTAL	69,930,340
		Communication Services—(0.4)%
4,800	[3]	Frontier Communications Parent, Inc.	125,664
4,000		Interpublic Group of Cos., Inc.	116,360
1,600	[3]	Liberty Media Corp - Liberty Formula One	114,944
700	[3]	Take-Two Interactive Software, Inc.	108,843
800		Walt Disney Co.	79,432
		TOTAL	545,243
		Consumer Discretionary—(0.9)%
3,000	[3]	CarMax, Inc.	220,020
2,100		Churchill Downs, Inc.	293,160
1,600		Genuine Parts Co.	221,312
700		Lithia Motors, Inc.	176,715
6,800		Nordstrom, Inc.	144,296
1,000	[3]	Tesla, Inc.	197,880
		TOTAL	1,253,383
		Consumer Staples—(0.5)%
4,700		Campbell Soup Co.	212,393
1,400		Dollar General Corp.	185,122
6,000		Keurig Dr Pepper, Inc.	200,400
5,500		Kraft Heinz Co./The	177,210
		TOTAL	775,125
		Energy—(0.2)%
1,500		DT Midstream, Inc.	106,545
4,000		New Fortress Energy, Inc.	87,920
8,000		NOV, Inc.	152,080
		TOTAL	346,545
		Financials—(1.1)%
24,000		AGNC Investment Corp.	228,960
9,000		Annaly Capital Management, Inc.	171,540
10,000		First Horizon Corp.	157,700
4,000		Franklin Resources, Inc.	89,400
800		Gallagher (Arthur J.) & Co.	207,448
1,200		Hanover Insurance Group, Inc.	150,528
3,000		Prosperity Bancshares, Inc.	183,420
5,000		Truist Financial Corp.	194,250
5,000		U.S. Bancorp	198,500
		TOTAL	1,581,746
		Health Care—(1.0)%
2,000	[3]	Cooper Cos., Inc.	174,600
900		Danaher Corp.	224,865
500	[3]	Intuitive Surgical, Inc.	222,425
2,000		Revvity, Inc.	209,720
4,000		SPDR S&P Biotech ETF	370,840
700	[3]	Waters Corp.	203,084
		TOTAL	1,405,534

Shares			Value
		Industrials—(1.1)%
3,000	[3]	AMERCO	$ 185,190
20,000		CNH Industrial NV	202,600
2,800	[3]	Copart, Inc.	151,648
1,200		HEICO Corp.	268,332
1,000		Honeywell International, Inc.	213,540
1,000		L3Harris Technologies, Inc.	224,580
6,000		MDU Resources Group, Inc.	150,600
2,000		Toro Co.	187,020
		TOTAL	1,583,510
		Information Technology—(1.1)%
4,000		Bentley Systems, Inc.	197,440
2,700		Cognex Corp.	126,252
1,900		Cognizant Technology Solutions Corp.	129,200
3,600		Crane NXT Co.	221,112
90	[3]	Fair Isaac & Co., Inc.	133,979
1,800		Marvell Technology, Inc.	125,820
200	[3]	Synopsys, Inc.	119,012
550	[3]	Teledyne Technologies, Inc.	213,389
650		Universal Display Corp.	136,663
400	[3]	Zebra Technologies Corp., Class A	123,572
		TOTAL	1,526,439
		Materials—(0.4)%
700		Air Products & Chemicals, Inc.	180,635
2,500		FMC Corp.	143,875
4,000		Freeport-McMoRan, Inc.	194,400
		TOTAL	518,910
		Real Estate—(0.6)%
1,300		Digital Realty Trust, Inc.	197,665
2,700		Realty Income Corp.	142,614
4,500		Rexford Industrial Realty, Inc.	200,655
2,500		Welltower, Inc.	260,625
		TOTAL	801,559
		Utilities—(0.4)%
3,500		Alliant Energy Corp.	178,150
4,500		FirstEnergy, Corp.	172,215
2,600		Idacorp, Inc.	242,190
		TOTAL	592,555
		Total Securities Sold Short (PROCEEDS $43,659,191)	$80,860,889
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	200	$55,215,000	September 2024	$(171,070)
The average notional value of short futures contracts held by the Fund throughout the period was $9,43,03,862. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $565,840 and $10,200, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2023	$53,427,461
Purchases at Cost	$287,076,631
Proceeds from Sales	$(332,622,829)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$7,881,263
Shares Held as of 6/30/2024	7,881,263
Dividend Income	$932,393

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the fund, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$117,670,248	$—	$117,670,248
Equity Securities:
Common Stocks
Domestic	12,601,695	—	—	12,601,695
International	2,610,374	—	—	2,610,374
Purchased Put Options	295,875	—	—	295,875
Investment Company	7,881,263	—	—	7,881,263
TOTAL SECURITIES	$23,389,207	$117,670,248	$—	$141,059,455
Other Financial Instruments:
Liabilities
Securities Sold Short	$(80,860,889)	$—	$—	$(80,860,889)
Futures Contracts	(171,070)	—	—	(171,070)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(81,031,959)	$—	$—	$(81,031,959)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt